Commitments And Contingencies Rental Expense (Table) (Details) (USD $)	Dec. 31, 2012
Rental Expense for the year ending
December 31, 2013	$ 49,231
December 31, 2014	49,231
December 31, 2015	49,231
December 31, 2016	49,231
December 31, 2017	36,923
Total	$ 233,847